SCHEDULE OF SUPPLEMENTAL INFORMATION RELATED TO LEASES (Details)	Dec. 31, 2023	Dec. 31, 2022
Leases
Operating leases weighted average remaining lease term (in years)	9 months 18 days	2 years
Operating leases weighted average discount rate	7.00%	9.00%